ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Asset retirement obligations disclosures
Asset retirement obligation, beginning balance	$ 1,077	$ 1,112
Accretion Expense	72	80
Adjustments	(91)	(115)
Asset retirement obligation, ending balance	1,058	1,077
Cash deposits	4,932	5,358
Mt. Hope Project and within the boundaries of the Plan of Operations
Asset retirement obligations disclosures
Total inflated and undiscounted reclamation costs	6,400
Mt. Hope Project outside PoO boundary
Asset retirement obligations disclosures
Asset retirement obligation, beginning balance	81	81
Adjustments	(59)
Asset retirement obligation, ending balance	22	81
Total inflated and undiscounted reclamation costs	100
Liberty Project
Asset retirement obligations disclosures
Asset retirement obligation, beginning balance	118	125
Adjustments		(7)
Asset retirement obligation, ending balance	118	$ 118
Mining properties, land and water rights. | Mt. Hope Project
Asset retirement obligations disclosures
Future reclamation costs discount rate (as a percent)		8.00%
Mining properties, land and water rights. | Mt. Hope Project | Financial guarantee
Asset retirement obligations disclosures
Reduced reclamation estimate	2,800
Reclamation financial guarantees	73,400
Cash deposits	$ 4,600
Additional cash deposit			$ 300
Return of collateral			$ 4,300